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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


                   Report for the Quarter Ended June 30, 2002.

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 17, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 26, 2003.

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     October 6, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           20

Form 13F Information Table Value Total:           $206,054


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE


                         TITLE                                                                            VOTING AUTHORITY
                          OF                  VALUE     SHARES/     SH/   PUT/   INVSTMT     OTHER    --------------------------
NAME OF ISSUER           CLASS     CUSIP    (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----   ---------  --------   ----------   ---   ----   --------  ---------  ---------  -------  ------
AES CORP                 COM     00130H105    29,162    5,380,500   SH             SOLE               5,380,500
AES CORP                 SDCV    00130HAN5     3,420    6,000,000   PRN            SOLE               6,000,000
                         4.500%
                         8/1
AES CORP                 COM     00130H955     4,248      783,700   SH    PUT      SOLE                 783,700
AES CORP                 COM     00130H905     7,085    1,307,200   SH    CALL     SOLE               1,307,200
AT & T CDA INC           DEPS    00207Q902     1,907       60,000   SH    CALL     SOLE                  60,000
                         RCPT
                         CL B
CONSECO INC              COM     208464107     7,741    3,870,610   SH             SOLE               3,870,610
ELAN PLC                 COM     284131958     7,412    1,355,000   SH    PUT      SOLE               1,355,000
ELAN FIN CORP LTD        NOTE    284129AC7    11,925   26,500,000   PRN            SOLE              26,500,000
                         12/1
ISTAR FINL INC           COM     45031U101    16,074      564,000   SH             SOLE                 564,000
K MART CORP              COM     482584109     2,213    2,149,000   SH             SOLE               2,149,000
LEVEL 3 COMMUNICATIONS   COM     52729N100     9,728    3,297,604   SH             SOLE               3,297,604
 INC
LEVEL 3 COMMUNICATIONS   NOTE    52729NAG5     2,526   12,028,000   PRN            SOLE              12,028,000
 INC                     6.000%
                         9/1
NEXTEL COMMUNICATIONS    CL A    65332V103    12,865    4,007,794   SH             SOLE               4,007,794
 INC
NEXTEL COMMUNICATIONS    CL A    65332V903    17,896    5,575,000   SH    CALL     SOLE               5,575,000
 INC
RITE AID CORP            COM     767754104     2,535    1,078,679   SH             SOLE               1,078,679
TYCO INTL LTD NEW        COM     902124906    17,563    1,300,000   SH    CALL     SOLE               1,300,000
TYCO INTL LTD NEW        COM     902124956    28,371    2,100,000   SH    PUT      SOLE               2,100,000
UAL CORP                 COM     902549500     9,655      844,000   SH             SOLE                 844,000
                         PAR
                         $0.01
UAL CORP                 COM     902549900     2,288      200,000   SH    CALL     SOLE                 200,000
                         PAR
                         $0.01
UAL CORP                 COM     902549950    11,440    1,000,000   SH    PUT      SOLE               1,000,000
                         PAR
                         $0.0